Share-Based Activity under 2003 Plan (Detail) - Directors Equity Incentive Plan 2003 - $ / shares shares in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Weighted Average Grant-Date Fair Value
Beginning balance	$ 45.92
Shares granted to Directors	51.63	$ 50.61	$ 43.71
Shares vested	44.41
Ending balance	$ 48.56	$ 45.92
Shares
Beginning balance	70
Shares granted to directors	24
Shares vested	(27)
Ending balance	67	70